FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Non-derivatives:
Floating Rate NOK Bonds due 2019			$ 92,709
Long-term debt	$ 1,460,347		1,522,900
Financial instruments (short-term): at fair value	5,279		108
Derivatives:
Derivative Asset, Noncurrent	10,633		8,347
Interest rate/ currency swap contracts – long-term receivables			8,347
Long term receivables, non-designated swap contracts	5,200		3,200
Long term payables, non-designated swap contracts	100		7,400
Carrying Value [Member]
Non-derivatives:
Floating Rate NOK Bonds due 2019			92,477
Derivatives:
Swap contracts short term receivables fair value disclosure			108
Derivative Asset, Noncurrent	5,279
Interest rate/ currency swap contracts – long-term receivables			8,347
Interest rate/ currency swap contracts – short-term payables	45,047		503
Interest rate/ currency swap contracts – long-term payables	16,213		48,618
Fair Value [Member]
Non-derivatives:
Available-for-sale debt securities	13,245		41,742
Equity Securities, FV-NI	73,929		52,060
Floating Rate NOK Bonds due 2019	77,916		92,709
Floating rate NOK bonds due 2023	69,568		0
Floating Rate NOK Bonds due 2020	58,841		61,306
Derivatives:
Swap contracts short term receivables fair value disclosure			108
Interest rate/ currency swap contracts – long-term receivables			8,347
Interest rate/ currency swap contracts – short-term payables			503
Interest rate/ currency swap contracts – long-term payables			48,618
Senior Unsecured Convertible Bonds due 2023 [Member] | Carrying Value [Member]
Non-derivatives:
Long-term debt	151,700
Unsecured convertible bonds			0
Senior Unsecured Convertible Bonds due 2023 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	139,374		0
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Long-term debt	0
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds			63,218
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	0		71,662
Senior Unsecured Convertible Bonds due 2021 [Member] | Carrying Value [Member]
Non-derivatives:
Long-term debt	212,230		225,000
Unsecured convertible bonds			225,000
Senior Unsecured Convertible Bonds due 2021 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	199,496		242,719
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	12,000		300
NOK 900 Million Senior Unsecured Bonds [Member]
Non-derivatives:
Long-term debt	77,700	kr 672.0	92,477	kr 758.0
NOK 900 Million Senior Unsecured Bonds [Member] | Carrying Value [Member]
Non-derivatives:
Long-term debt	77,722
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Long-term debt	57,829	kr 500.0	61,001	kr 500.0
NOK 600 Million Senior Unsecured Bond due 2023 [Member]
Non-derivatives:
Long-term debt	$ 69,395		0
Recurring Basis [Member]
Non-derivatives:
Floating Rate NOK Bonds due 2020			61,306
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Non-derivatives:
Floating Rate NOK Bonds due 2019			92,709
Floating Rate NOK Bonds due 2020			61,306
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds			$ 71,662